Contract Liabilities - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 CNY (¥)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized	¥ 4,061,794
Revenue recognized that was included in the contract liability balance at the beginning of the year	13,829,722
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized	¥ 750,618
Period of revenue expected to be recognized	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue expected to be recognized	¥ 3,311,176
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period of revenue expected to be recognized	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2033-01-01 | Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period of revenue expected to be recognized	10 years